FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2017
FINANCIAL EXPENSES
FINANCIAL EXPENSES

3.FINANCIAL EXPENSES

	2017	2016	2015

Third parties :
Interest on long-term debt	$160,128	$154,781	$155,036
Amortization of financing costs and long-term debt discount	4,333	3,904	4,008
(Gain) Loss on foreign currency translation on short-term monetary items	(1,692)	345	6,593
Other	(1,184)	989	1,948

	161,585	160,019	167,585
Affiliated corporations:
Interest expense	193,660	202,556	213,189
Dividend income	(195,505)	(204,536)	(216,257)
Interest income	(13,941)	—	—

	(15,786)	(1,980)	(3,068)
Interest on net defined benefit liability	3,444	3,413	2,912

	$149,243	$161,452	$167,429